Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest in ESOP loan receivable	$ 127,186		$ 111,909							$ 369,682	$ 334,438	$ 455,221	$ 434,377	$ 383,531
Total interest and dividend income	137,397	130,161	121,875	122,937	121,216	120,667	120,548	118,677	113,680	399,025	366,029	496,189	473,572	428,703
Other expenses	4,681		4,173							13,955	12,194	16,884	12,435	7,861
Income before income tax expense	45,334	35,530	40,425	38,264	30,631	33,633	32,365	30,227	28,942	131,190	109,320	144,850	125,167	98,622
Income tax expense (benefit)	(16,053)	(14,159)	(15,936)	(14,292)	(11,696)	(12,551)	(12,398)	(10,604)	(10,728)	(46,666)	(41,924)	(56,083)	(46,281)	(36,603)
Net income	29,281	21,371	24,489	23,972	18,935	21,082	19,967	19,623	18,214	84,524	67,396	88,767	78,886	62,019
Parent Company [Member]
Interest in ESOP loan receivable												1,167	1,192	1,225
Dividend from subsidiary												135,000	30,000	10,000
Interest on deposit with subsidiary												0	8	74
Income (loss) on securities transactions												(41)	92	43
Total interest and dividend income												136,126	31,292	11,342
Other expenses												1,413	899	1,139
Income before income tax expense												134,713	30,393	10,203
Income tax expense (benefit)												(112)	148	88
Income before undistributed earnings of subsidiary, net of tax												134,825	30,245	10,115
Equity in undistributed earnings (losses) of subsidiary												(46,058)	48,641	51,904
Net income												$ 88,767	$ 78,886	$ 62,019